RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

Due from related parties consisted of the following as of the periods indicated:

	September 30, 2023	December 31, 2022
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$7,573	$9,708
Sichuan Aixin Investment Co., Ltd	8,983	145
Huiliang Jiao	135,328	-
Xiaoyan Zhou	11,668	-
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	25,056	26,125
Chengdu WenJiang Aixin Huiwan Pharmacy Co., Ltd.	3,888	-
Chengdu Heshengyuan Pharmacy Co., Ltd.	3,379	-
Chengdu Zhiweibing Pharmacy Co., Ltd.	7,859	-
Chengdu Tongtai Tang Pharmacy Co. Ltd.	2,810	-
Chengdu city Wuhou District Xiaofei Pharmacy Co., Ltd	8,115	-
Chongqing Aixin Hui Pharmacy Co., Ltd.	402	-
Sichuan Xintang Xinfu Pharmacy Chain Co, Ltd	344	-
Sichuan Aixintang Xinfu Chain Pharmacy Co., Ltd.	302	-
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	26,822	34,622
Chengdu Cigu Foshou Pharmacy	2,028	-
Mianyang Aixin Cunshan Pharmacy	5,874	-
Chengdu Aixin International Travel Service Co., Ltd	356	-
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	133,801	12,502
Total	$384,588	$83,102

Due to related parties

Due to related parties consisted of the following as of the periods indicated:

	September 30, 2023	December 31, 2022
Quanzhong Lin	$243,323	$140,644
Yirong Shen	84,978	89,892
Sichuan Haosen Haichuan business management Co. Ltd	57	-
Sichuan Yunxi Pharmacy Co. Ltd	449	-
Chengdu Yi Yan Tang Pharmacy Co. Ltd.	162	-
Chengdu Aixin International travel service Co, Ltd	4,950	6,346
Total	$333,919	$236,882

Advance to related parties consisted of the following as of the periods indicated:

	December 31, 2022	December 31, 2021
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$9,708	$4,583
Sichuan Aixin Investment Co., Ltd.	145	4,237
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	26,125	-
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	34,622	-
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	12,502	10,235
Total	$83,102	$19,055

Advance from related parties

Advance from related parties consisted of the following as of the periods indicated:

	December 31, 2022	December 31, 2021
Quanzhong Lin	$140,644	$1,822,705
Yirong Shen	89,892	97,292
Branch manager	-	1,667
Chengdu Aixin E-Commerce Company Ltd.	-	15,378
Chengdu Aixin International travel service Co, Ltd	6,346	2,388
Aixin Life Beauty	-	7,724
Total	$236,882	$1,947,154

SCHEDULE OF ADVANCES AND ACCOUNTS PAYABLE TO RELATED PARTY

Prepaid expense – related party

Prepaid expense – related party consisted of the following as of the periods indicated:

	September 30, 2023	December 31, 2022
Chengdu Aixin International Travel Service Co., Ltd	$94,361	$-

Accounts payable – related party

Accounts payable – related party consisted of the following as of the periods indicated:

	September 30, 2023	December 31, 2022
Luquan Shengcaofeng Biotechnology Co., Ltd.	$-	$165,958

Luquan Shengcaofeng Biotechnology Co., Ltd. is an entity controlled by Mr. Huiliang Jiao, a Director of the Company.